Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The)
1.17%, 02/04/23 (Call 08/29/22)	$250	$246,775
2.80%, 03/01/23 (Call 02/01/23)	50	49,733
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/29/22)	193	192,446
		488,954
Agriculture — 1.0%
Altria Group Inc., 2.85%, 08/09/22	200	199,986
BAT Capital Corp., 2.76%, 08/15/22 (Call 08/09/22)	15	14,997
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	54	53,987
Philip Morris International Inc.
2.38%, 08/17/22	25	24,995
2.50%, 08/22/22	180	179,894
2.50%, 11/02/22 (Call 10/02/22)	204	203,686
2.63%, 03/06/23(a)	100	99,775
		777,320
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	50	49,878

Auto Manufacturers — 2.5%
American Honda Finance Corp.
0.40%, 10/21/22	5	4,971
2.05%, 01/10/23	180	179,242
2.60%, 11/16/22(a)	120	120,012
General Motors Financial Co. Inc., 3.25%, 01/05/23
(Call 12/05/22)(a)	150	149,805
PACCAR Financial Corp.
1.90%, 02/07/23(a)	200	198,434
2.00%, 09/26/22	24	23,960
2.30%, 08/10/22	27	26,997
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	200	198,900
2.63%, 01/10/23(a)	220	219,325
2.70%, 01/11/23	105	104,769
2.90%, 03/30/23(a)	620	619,318
		1,845,733
Banks — 28.9%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	250	249,250
2.63%, 11/09/22	240	239,748
Banco Santander SA, 3.13%, 02/23/23	310	308,943
Bank of America Corp., 3.30%, 01/11/23	1,175	1,175,811
Bank of Montreal
2.05%, 11/01/22	130	129,691
2.35%, 09/11/22	45	44,989
2.55%, 11/06/22 (Call 10/06/22)(a)	325	324,831
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	119	118,386
1.95%, 08/23/22	168	167,960
2.95%, 01/29/23 (Call 12/29/22)	156	155,811
Bank of Nova Scotia (The)
1.95%, 02/01/23	399	396,682
2.00%, 11/15/22(a)	130	129,698
2.38%, 01/18/23	582	580,062
2.45%, 09/19/22(a)	170	169,952
BNP Paribas SA, 3.25%, 03/03/23(a)	200	199,926
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	276	275,981
3.38%, 03/01/23(a)	385	385,728
Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)	$500	$500,525
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23(a)	250	249,667
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	340	340,156
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	280,011
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	750	748,792
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	1,610	1,579,249
3.20%, 02/23/23 (Call 01/23/23)	368	368,044
3.63%, 01/22/23(a)	385	386,009
JPMorgan Chase & Co.
3.20%, 01/25/23(a)	383	383,383
3.25%, 09/23/22	395	395,340
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23(a)	270	266,846
M&T Bank Corp., 3.65%, 12/06/22 (Call 09/06/22)	95	95,053
Mitsubishi UFJ Financial Group Inc., 3.46%, 03/02/23(a)	355	354,933
Mizuho Financial Group Inc.
2.60%, 09/11/22	200	199,964
3.55%, 03/05/23	700	699,573
Morgan Stanley
3.13%, 01/23/23(a)	468	468,131
3.75%, 02/25/23(a)	490	491,122
4.88%, 11/01/22	320	321,453
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	275	273,925
National Australia Bank Ltd./New York, 3.00%, 01/20/23(a)	750	750,660
National Bank of Canada, 2.10%, 02/01/23(a)	1,775	1,765,983
Natwest Group PLC, 6.13%, 12/15/22	350	352,646
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	310	309,833
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	140	139,959
Royal Bank of Canada, 1.95%, 01/17/23	153	152,214
Santander Holdings USA Inc., 3.40%, 01/18/23
(Call 12/18/22)(a)	350	349,247
Santander UK PLC, 2.10%, 01/13/23	275	272,937
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22(a)	255	254,941
3.10%, 01/17/23(a)	310	309,798
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	100	99,938
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	15	14,831
1.90%, 12/01/22(a)	230	229,262
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	355	351,404
3.00%, 02/02/23 (Call 01/02/23)(a)	200	199,816
Truist Financial Corp., 2.20%, 03/16/23 (Call 02/13/23)	1,190	1,182,384
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	250	248,638
2.85%, 01/23/23 (Call 12/23/22)	250	249,573
Wells Fargo & Co., Series M, 3.45%, 02/13/23(a)	300	300,081
Westpac Banking Corp.
2.00%, 01/13/23	123	122,517
2.75%, 01/11/23(a)	275	274,538
		21,386,825
Beverages — 0.7%
Diageo Investment Corp., 8.00%, 09/15/22(a)	5	5,029
PepsiCo Inc., 2.75%, 03/01/23(a)	525	524,690
		529,719
Biotechnology — 2.0%
Illumina Inc., 0.55%, 03/23/23	1,500	1,466,910

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	$85	$85,123

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	45	44,827
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	125	125,060
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	208	207,501
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	109	109,053
Nutrien Ltd., 3.15%, 10/01/22 (Call 08/29/22)	90	90,032
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	555	553,885
RPM International Inc., 3.45%, 11/15/22 (Call 08/29/22)	25	24,974
		1,155,332
Commercial Services — 1.7%
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	99	98,976
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	255	254,146
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	815	813,818
Verisk Analytics Inc., 4.13%, 09/12/22	75	74,945
		1,241,885
Computers — 2.2%
Apple Inc.
1.70%, 09/11/22	165	164,832
2.10%, 09/12/22 (Call 08/15/22)	5	4,994
2.40%, 01/13/23 (Call 12/13/22)(a)	520	518,726
2.85%, 02/23/23 (Call 12/23/22)	288	287,735
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)	203	203,091
HP Inc., 4.05%, 09/15/22(a)	100	100,092
International Business Machines Corp., 1.88%, 08/01/22	350	350,000
		1,629,470
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	175	173,948
2.25%, 11/15/22	5	4,989
Procter & Gamble Co. (The), 2.15%, 08/11/22	100	99,987
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	350	350,133
		629,057
Diversified Financial Services — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 01/23/23 (Call 12/23/22)	900	895,725
Air Lease Corp.
2.25%, 01/15/23	5	4,960
2.75%, 01/15/23 (Call 12/15/22)	262	260,473
American Express Co.
2.65%, 12/02/22	245	244,865
3.40%, 02/27/23 (Call 01/27/23)(a)	1,223	1,225,935
Capital One Bank USA N.A., 3.38%, 02/15/23	535	534,727
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	105	104,973
Charles Schwab Corp. (The), 2.65%, 01/25/23
(Call 12/25/22)(a)	220	219,485
International Lease Finance Corp., 5.88%, 08/15/22	217	217,115
Nasdaq Inc., 0.45%, 12/21/22 (Call 08/09/22)	160	158,208
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	123	122,952
2.80%, 12/14/22 (Call 10/14/22)(a)	315	315,060
		4,304,478
Electric — 5.1%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 08/29/22)	112	111,848
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22
(Call 09/15/22)	185	184,360
Berkshire Hathaway Energy Co., 2.80%, 01/15/23
(Call 12/15/22)	120	119,677
Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22	$62	$62,000
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	200	199,214
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 08/19/22)(a)	85	84,837
DTE Energy Co.
2.25%, 11/01/22	135	134,613
Series H, 0.55%, 11/01/22	30	29,856
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	140	139,345
3.05%, 03/15/23 (Call 02/15/23)	240	239,714
Duke Energy Corp., 2.40%, 08/15/22 (Call 08/09/22)	307	306,828
Edison International
2.40%, 09/15/22 (Call 08/29/22)	42	41,900
2.95%, 03/15/23 (Call 01/15/23)	223	222,032
3.13%, 11/15/22 (Call 10/15/22)	110	109,818
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	83	82,636
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	275	273,999
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	335	333,975
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	715	704,339
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22	59	59,142
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)	125	124,649
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23
(Call 12/15/22)	185	183,979
		3,748,761
Electrical Components & Equipment — 2.7%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	2,015	2,011,655

Electronics — 0.4%
Flex Ltd., 5.00%, 02/15/23	90	90,445
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/09/22)	75	74,903
2.15%, 08/08/22	112	111,987
		277,335
Food — 1.1%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	625	625,294
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	82	81,800
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	44,997
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 08/02/22)	100	100,000
		852,091
Gas — 1.9%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 08/15/22)	25	24,590
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 08/29/22)(a)	135	133,155
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	175	174,974
ONE Gas Inc., 0.85%, 03/11/23 (Call 08/29/22)	1,115	1,095,933
		1,428,652
Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22	75	74,734

Health Care - Services — 3.3%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	205	204,943
Anthem Inc., 0.45%, 03/15/23	600	592,572
Elevance Health Inc.
2.95%, 12/01/22 (Call 11/01/22)	5	4,995
3.30%, 01/15/23	410	409,930
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	49	48,909
3.15%, 12/01/22 (Call 09/01/22)	165	164,960

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
2.38%, 10/15/22	$44	$43,974
2.75%, 02/15/23 (Call 11/15/22)	415	414,299
2.88%, 03/15/23(a)	530	529,268
		2,413,850
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	198	197,206

Home Builders — 0.3%
DR Horton Inc.
4.38%, 09/15/22 (Call 08/29/22)	47	46,947
4.75%, 02/15/23 (Call 11/15/22)(a)	75	75,361
Lennar Corp., 4.75%, 11/15/22 (Call 08/30/22)	100	100,089
		222,397
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	124,861

Insurance — 1.5%
Aon Corp., 2.20%, 11/15/22	175	174,554
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	275	274,373
3.00%, 02/11/23	345	345,045
Chubb INA Holdings Inc.
2.70%, 03/13/23	115	114,662
2.88%, 11/03/22 (Call 09/03/22)	155	154,928
Fidelity National Financial Inc., 5.50%, 09/01/22	25	24,991
Marsh & McLennan Companies Inc., 3.30%, 03/14/23
(Call 01/14/23)	18	17,991
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,007
		1,121,551
Internet — 1.6%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	135	134,471
2.50%, 11/29/22 (Call 08/29/22)	151	150,967
Baidu Inc., 3.50%, 11/28/22	220	220,180
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	525	523,367
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	166	165,447
		1,194,432
Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 08/15/22)	85	84,941

Machinery — 1.7%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	270	267,686
1.90%, 09/06/22	30	29,980
1.95%, 11/18/22(a)	214	213,399
2.55%, 11/29/22	110	110,066
2.63%, 03/01/23(a)	140	139,390
John Deere Capital Corp.
0.25%, 01/17/23(a)	30	29,595
2.15%, 09/08/22	96	95,919
2.70%, 01/06/23(a)	50	49,944
2.80%, 01/27/23(a)	50	49,888
2.80%, 03/06/23(a)	259	259,241
		1,245,108
Manufacturing — 1.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	175	173,806
2.25%, 03/15/23 (Call 02/15/23)	160	158,901
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/29/22)	15	14,974
Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp., 2.75%, 11/02/22	$308	$307,569
General Electric Co., 2.70%, 10/09/22	210	209,824
Parker-Hannifin Corp., 3.50%, 09/15/22	30	30,014
		895,088
Media — 2.5%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	150	152,691
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)(a)	634	632,066
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	734	756,079
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	167	166,606
Walt Disney Co. (The)
1.65%, 09/01/22	25	24,977
3.00%, 09/15/22	150	150,031
		1,882,450
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	180	179,231

Mining — 1.0%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	690	688,875
Southern Copper Corp., 3.50%, 11/08/22(a)	55	55,106
		743,981
Oil & Gas — 1.7%
BP Capital Markets PLC, 2.50%, 11/06/22	130	129,806
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	183	182,625
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	325	324,691
Chevron USA Inc., 0.33%, 08/12/22	5	4,997
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	210	209,152
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)(a)	215	215,251
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	179	178,497
		1,245,019
Pharmaceuticals — 8.2%
AbbVie Inc.
2.30%, 11/21/22	432	431,197
2.90%, 11/06/22	475	474,530
3.20%, 11/06/22 (Call 09/06/22)(a)	178	177,920
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 08/29/22)	248	243,558
Bristol-Myers Squibb Co.
2.00%, 08/01/22	211	211,000
2.75%, 02/15/23 (Call 01/15/23)	50	49,931
3.25%, 08/15/22	212	212,008
3.25%, 02/20/23 (Call 01/20/23)	333	333,310
3.55%, 08/15/22	242	242,077
Cardinal Health Inc., 3.20%, 03/15/23	1,460	1,457,883
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	84	83,948
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	200	199,644
4.75%, 12/01/22 (Call 09/01/22)(a)	10	10,013
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	828	825,599
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	100	99,329
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)(a)	75	74,792
2.85%, 03/15/23 (Call 12/15/22)	109	108,626
Merck & Co. Inc., 2.40%, 09/15/22 (Call 08/29/22)(a)	224	223,917
Novartis Capital Corp., 2.40%, 09/21/22	326	325,925
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	295	294,386
		6,079,593
Pipelines — 3.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	171	170,762

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	$495	$493,753
3.60%, 02/01/23 (Call 11/01/22)	130	129,644
4.25%, 03/15/23 (Call 12/15/22)	455	455,227
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 08/20/22)	160	159,994
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	173	173,021
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23
(Call 11/15/22)(a)	170	169,672
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	15	14,972
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	390	389,419
3.50%, 12/01/22 (Call 11/01/22)(a)	69	68,954
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 10/31/22)	79	78,603
TransCanada PipeLines Ltd., 2.50%, 08/01/22	175	175,000
Williams Companies Inc. (The), 3.70%, 01/15/23
(Call 10/15/22)	305	304,814
		2,783,835
Real Estate Investment Trusts — 0.9%
American Tower Corp., 3.50%, 01/31/23(a)	228	227,959
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	172	172,009
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)(a)	249	248,397
		648,365
Retail — 3.2%
AutoZone Inc., 2.88%, 01/15/23 (Call 10/15/22)(a)	35	34,927
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	170	170,169
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	2,177	2,173,952
		2,379,048
Semiconductors — 0.7%
Intel Corp., 2.70%, 12/15/22	380	379,495
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	135	134,642
		514,137
Software — 1.8%
Adobe Inc., 1.70%, 02/01/23	158	156,815
Fidelity National Information Services Inc., 0.38%, 03/01/23(a)	225	220,898
Microsoft Corp.
2.13%, 11/15/22	50	49,872
2.65%, 11/03/22 (Call 09/03/22)	120	119,988
Oracle Corp.
2.50%, 10/15/22	434	433,353
2.63%, 02/15/23 (Call 01/15/23)	133	132,363
Roper Technologies Inc.
0.45%, 08/15/22	162	161,815
3.13%, 11/15/22 (Call 08/15/22)	25	24,996
		1,300,100
Telecommunications — 0.8%
Cisco Systems Inc., 2.60%, 02/28/23(a)	90	89,791
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	$400	$398,988
Vodafone Group PLC, 2.95%, 02/19/23(a)	140	139,706
		628,485
Transportation — 1.3%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23
(Call 12/15/22)	105	104,740
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	83	82,691
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)(a)	458	457,093
Union Pacific Corp., 2.95%, 01/15/23 (Call 10/15/22)	110	109,860
United Parcel Service Inc., 2.45%, 10/01/22	246	245,794
		1,000,178
Total Corporate Bonds & Notes — 95.7%
(Cost: $71,174,286)		70,867,768

Investment Companies

Exchange Traded Funds — 4.2%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	3,130,185

Total Investment Companies — 4.2%
(Cost $2,974,253)		3,130,185

Total Long-Term Investments — 99.9%
(Cost: $74,148,539)		73,997,953

Short-Term Securities

Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	10,099	10,097,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,840	1,840,000

Total Short-Term Securities — 16.1%
(Cost: $11,935,663)		11,937,689

Total Investments in Securities — 116.0%
(Cost: $86,084,202)		85,935,642

Liabilities in Excess of Other Assets — (16.0)%		(11,840,567)

Net Assets — 100.0%		$74,095,075

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,408,783	$7,690,785	(a)	$—		$(2,338)	$459	$10,097,689	10,099	$11,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,924,000	—		(1,084,000	)(a)	—	—	1,840,000	1,840	4,728		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,179,850	—		—		—	(49,665)	3,130,185	129	44,725		—
						$(2,338)	$(49,206)	$15,067,874		$60,720		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$70,867,768	$—	$70,867,768
Investment Companies	3,130,185	—	—	3,130,185
Money Market Funds	11,937,689	—	—	11,937,689
	$15,067,874	$70,867,768	$—	$85,935,642